Taxation - Movement in Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Balance at 1 January	€ (340,803)	€ (291,859)	€ (322,755)
Movements during the year	(43,138)	(58,275)	21,189
Business combination (note 3)	(47,988)		21,328
Translation differences	25,037	9,331	(11,621)
Balance at 31 December	€ (406,892)	€ (340,803)	€ (291,859)